Capital Stock and Reverse Stock Split - Summary of Warrants Activity (Details)	9 Months Ended
Sep. 30, 2019 $ / shares shares
Equity [Abstract]
Warrants Outstanding Beginning balance, Shares | shares	67,204
Warrants Granted, Shares | shares	550,478
Warrants Reset feature, Shares | shares	1,256,002
Warrants Exercised, Shares | shares
Warrants Forfeited/canceled, Shares | shares
Warrants Outstanding Ending balance, Shares | shares	1,873,684
Warrants Outstanding Beginning balance, Weighted Average Exercise Price | $ / shares	$ 2.25
Warrants Granted, Weighted Average Exercise Price | $ / shares	1.40
Warrants Reset feature, Weighted Average Exercise Price | $ / shares	0.49
Warrants Exercised, Weighted Average Exercise Price | $ / shares
Warrants Forfeited/canceled, Weighted Average Exercise Price | $ / shares
Warrants Outstanding Ending balance, Weighted Average Exercise Price | $ / shares	$ 0.49